ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2021
Fair value of stock		$ 25,000
Net loss					$ (4,749,073)		$ (5,763,947)	$ (4,444,505)
Revenue			$ 4,534,681	$ 454,822	$ 6,086,223	$ 693,835	$ 808,902	$ 2,878,161
Boston Solar Acquisition [Member]
Total consideration	$ 6,064,858
Fair value of stock	1,252,273
Issuance of promissory note with a fair value	897,306
Issuance of convertible promissory note	1,378,111
Holdback additional cash	250,000
Cash paid for acquisition	$ 2,287,168
Common stock shares	14,781,938
Percent of consideration paid	80.10%								80.10%
Acquisition related expenses	$ 615,000
Net loss	(721,964)
Revenue	$ 3,839,773